Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment

The following is a continuity of the Company’s goodwill by segment:

	North America	Europe	Asia	Rest of World	Total
Balance, December 31, 2012	$701	$611	$74	$87	$1,473
Acquisitions [note 6]	(24)	22	3	—	1
Impairments [note 3]	—	—	—	(22)	(22)
Reallocation between reporting segments [i]	—	—	51	(51)	—
Foreign exchange and other	(21)	22	1	(14)	(12)

Balance, December 31, 2013	656	655	129	—	1,440
Acquisitions [note 6]	3	—	—	—	3
Foreign exchange and other	(24)	(67)	(2)	—	(93)

Balance, December 31, 2014	$635	$588	$127	$—	$1,350

[i]	During the fourth quarter of 2013, the Company began reporting Asia and Rest of World as separate reporting segments [note 23]. As a result, goodwill was assigned to the reporting segments using a relative fair value allocation.